Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Feb. 01, 2018	Sep. 30, 2018	Sep. 30, 2017
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares		$ 297	$ 307
Recognition period for unrecognized cost for non-vested shares		1 year
2011 Equity Incentive Plan [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)		1,831,532
Number of Shares [Roll Forward]
Outstanding at beginning of year (in shares)		377,600	652,700
Granted (in shares)		1,260,000
Vested (in shares)		(420,024)
Forfeited (in shares)		(45,998)
Outstanding at end of year (in shares)		1,171,578	652,700
Weighted Average Grant Date Price [Roll Forward]
Outstanding at beginning of year (in dollars per share)		$ 1.60	$ 1.67
Granted (in dollars per share)		1.035
Vested (in dollars per share)		1.035
Forfeited (in dollars per share)		1.24
Outstanding at end of year (in dollars per share)		$ 1.21	$ 1.67
2011 Equity Incentive Plan [Member] | Awarded February 1, 2018 [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)	1,260,000
Vesting period		2 years
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)	$ 1.035
2011 Equity Incentive Plan [Member] | Awarded February 1, 2018 [Member] | Restricted Stock [Member] | Board of Directors [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)	575,000
2011 Equity Incentive Plan [Member] | Awarded February 1, 2018 [Member] | Restricted Stock [Member] | Certain Employees [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)	665,000
2011 Equity Incentive Plan [Member] | Awarded February 1, 2018 [Member] | Restricted Stock [Member] | Non-Employee [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)	20,000
General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense		$ 1,197	$ 641
Voyage Expenses [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense		$ 20	$ 21